STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024
Income Statement [Abstract]
Revenue	$ 33,821	$ 43,708	$ 33,821	$ 43,708	$ 65,561	$ 4,241
Cost of goods sold	0	0	0	0	0	(3,688)
Gross Profit	33,821	43,708	33,821	43,708	65,561	553
Operating expenses
Advertising and marketing	1,706	14,810	2,559	20,160	22,770	7,408
General and administrative expenses	165,081	314,323	286,570	5,708,985	6,259,342	3,129,989
Share commitment expenses	55,000	0	55,000	0
Depreciation	63,436	57,539	128,653	111,988	245,131	179,672
Total Operating Expenses	285,223	386,672	472,782	5,841,133	6,527,243	3,317,069
Net loss from Operations	251,306	342,964	438,961	5,797,425
Other Income (Expenses)
Interest income	5	5	6	5	2,945	5,501
Interest expense	(39,633)	(6,932)	(46,565)	(13,864)	(27,500)	(27,575)
Gain/(Loss) on fair value of convertible note	(100,581)	(14,985)	(88,160)	(14,985)	(14,867)	0
Gain/(Loss) on derivative	(9,214)	0	(9,214)	0
Loss on write-off of intangible asset	0	(105,190)	0	(105,190)	(105,190)	0
Loss on sale of asset					(9,202)	0
Total Other (Expenses)	(149,423)	(127,102)	(143,933)	(134,034)	(153,814)	(22,074)
Loss from Operations					(6,615,496)	(3,338,590)
Net Loss	$ (400,825)	$ (470,066)	$ (582,894)	$ (5,931,459)	$ (6,615,496)	$ (3,338,590)
PER SHARE AMOUNTS
Basic net loss per share	$ 0	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.01)
Diluted net loss per share	$ 0	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.01)
Weighted average number of common shares outstanding - basic	101,838,843	78,534,293	101,594,846	211,773,082	152,051,729	394,023,751
Weighted average number of common shares outstanding - diluted	101,838,843	78,534,293	101,594,846	211,773,082	152,051,729	394,023,751
Net loss from Operations	$ (251,306)	$ (342,964)	$ (438,961)	$ (5,797,425)